UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

 BlackRock Municipal 2020 Term Trust (BKK)
Schedule of Investments January 31, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Alabama — 0.4%
Courtland IDB Alabama, Refunding RB,
International Paper Co. Projects,
Series A, 4.75%, 5/01/17 $ 1,165 $ 1,131,250
Arizona — 3.8%
Phoenix Civic Improvement Corp., RB,
Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,353,456
5.00%, 7/01/21	5,585	6,063,746
Pima County IDA, Refunding RB, Tucson
Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	1,015	973,497
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,527,135
5.25%, 12/01/20	1,000	1,000,000
10,917,834
California — 20.9%
California Health Facilities Financing
Authority, Refunding RB, Sutter
Health, Series B, 5.00%, 8/15/22 (a)	815	806,402
California State Department of Water
Resources, Refunding RB, Series L,
5.00%, 5/01/20	10,000	10,982,800
California Statewide Communities
Development Authority, RB, John Muir
Health, Series A, 5.00%, 8/15/22	5,000	4,921,600
Foothill Eastern Transportation Corridor
Agency California, Refunding RB,
CAB (b):
5.95%, 1/15/21	12,500	5,880,375
5.87%, 1/15/22	10,000	4,338,200
Golden State Tobacco Securitization
Corp. California, RB (c):
ARS, Asset-Backed, Series A-3,
7.88%, 6/01/13	975	1,124,653
ARS, Asset-Backed, Series A-5,
7.88%, 6/01/13	1,470	1,695,630
Series 2003-A-1, 6.63%, 6/01/13	3,000	3,366,870
Series 2003-A-1, 6.75%, 6/01/13	12,010	13,513,051
Los Angeles Unified School District
California, GO, Series I, 5.00%,
7/01/20	3,750	3,977,100

	Par
Municipal Bonds (000) Value
California (concluded)
Riverside County Asset Leasing Corp.
California, RB, Riverside County
Hospital Project (NPFGC),
5.75%, 6/01/25 (b)	$ 6,865	$ 2,423,482
State of California, GO, Various Purpose,
5.00%, 11/01/22	7,050	7,083,629
60,113,792
Colorado — 1.7%
E-470 Public Highway Authority
Colorado, RB, CAB, Senior Series B
(NPFGC), 5.53%, 9/01/22 (b)	4,500	2,060,865
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax,
5.25%, 12/01/25	3,000	2,755,890
4,816,755
District of Columbia — 5.1%
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA):
5.75%, 6/01/18	2,680	2,646,714
5.00%, 6/01/23	3,320	2,836,044
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.50%, 5/15/33	4,215	4,047,075
Metropolitan Washington Airports
Authority, Refunding RB, Series C-2,
AMT (AGM), 5.00%, 10/01/24	5,000	5,009,600
14,539,433
Florida — 8.1%
Bellalago Educational Facilities Benefit
District, Special Assessment Bonds,
Series A, 5.85%, 5/01/22	3,895	3,502,034
Broward County School Board Florida,
COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,285,488
City of Jacksonville Florida, RB, Better
Jacksonville, 5.00%, 10/01/22	5,160	5,442,768
Habitat Community Development
District, Special Assessment Bonds,
5.80%, 5/01/25	1,995	1,799,350
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	2,325	2,317,653

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Board
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
ARS	Auction Rate Securities	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.	TE	Tax-Exempt

BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2011 1

BlackRock Municipal 2020 Term Trust (BKK)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Florida (concluded)
Middle Village Community Development
District, Special Assessment Bonds,
Series A, 5.80%, 5/01/22	$ 3,745	$ 3,456,148
Pine Island Community Development
District, RB, 5.30%, 11/01/10 (d)(e)	250	199,800
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series B,
6.38%, 5/01/13	3,530	3,078,442
Village Community Development District
No. 5 Florida, Special Assessment
Bonds, Series A, 6.00%, 5/01/22	2,220	2,161,414
23,243,097
Georgia — 0.8%
Richmond County Development
Authority, RB, Environment, Series A,
AMT, 5.75%, 11/01/27 2,350 2,186,158
Illinois — 16.2%
City of Chicago Illinois, RB, General
Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,051,850
5.00%, 1/01/22	7,000	7,026,950
Illinois Finance Authority, RB:
Depaul University, Series C, 5.25%,
10/01/24	5,000	5,006,200
MJH Education Assistance IV LLC,
Sub-Series A, 5.50%,
6/01/19 (d)(e)	3,250	1,782,658
MJH Education Assistance IV LLC,
Sub-Series B, 5.00%,
6/01/24 (d)(e)	1,075	288,648
Northwestern University, 5.00%,
12/01/21	4,800	5,099,808
Illinois State Toll Highway Authority, RB,
Senior Priority, Series A (AGM), 5.00%,
1/01/19	2,250	2,330,977
Lake Cook-Dane & McHenry Counties
Community Unit School District 220
Illinois, GO, Refunding (AGM), 5.25%,
12/01/20	1,000	1,142,880
Metropolitan Pier & Exposition Authority
Illinois, Refunding RB, CAB,
McCormick, Series A (NPFGC), 5.43%,
6/15/22 (b)	13,455	7,099,127
Railsplitter Tobacco Settlement
Authority, RB, 5.25%, 6/01/20	10,000	9,600,100
State of Illinois, RB, Build Illinois,
Series B, 5.00%, 6/15/20	2,000	2,043,520
46,472,718
Indiana — 4.9%
City of Vincennes Indiana, Refunding
RB, Southwest Indiana Regional Youth
Village, 6.25%, 1/01/24	4,220	3,562,608
Indianapolis Airport Authority, Refunding
RB, Special Facilities, FedEx Corp.
Project, AMT, 5.10%, 1/15/17	10,000	10,432,200
13,994,808

	Par
Municipal Bonds (000) Value
Kansas — 2.2%
Kansas Development Finance Authority,
Refunding RB, Adventist Health,
5.25%, 11/15/20	$ 2,500	$ 2,725,625
Wyandotte County-Kansas City Unified
Government, RB, Kansas International
Speedway (NPFGC), 5.20%,
12/01/20 (b)	6,440	3,707,637
6,433,262
Kentucky — 0.7%
Kentucky Housing Corp., RB, Series C,
AMT, 4.63%, 7/01/22 2,000 1,959,120
Louisiana — 0.7%
Parish of DeSoto Louisiana, RB,
Series A, AMT, 5.85%, 11/01/27 2,000 1,934,140
Maryland — 3.1%
Maryland EDC, RB, Transportation
Facilities Project, Series A,
5.13%, 6/01/20	1,250	1,230,350
Maryland Health & Higher Educational
Facilities Authority, Refunding RB:
Charlestown Community, 5.50%,
1/01/21	1,335	1,327,885
MedStar Health, 5.38%, 8/15/24	5,500	5,537,675
University of Maryland Medical
System, 5.00%, 7/01/19	670	704,250
8,800,160
Massachusetts — 1.7%
Massachusetts Development Finance
Agency, RB, Waste Management Inc.
Project, AMT, 5.45%, 6/01/14	4,500	4,672,305
Massachusetts State Water Pollution
Abatement, Refunding RB, MWRA
Program, Sub-Series A, 6.00%,
8/01/23	140	140,490
4,812,795
Michigan — 2.2%
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.00%, 5/15/20	1,790	1,824,511
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Sparrow Obligated, 4.50%, 11/15/26	1,500	1,298,730
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,075,450
5.00%, 11/01/21	2,000	2,124,300
6,322,991
Minnesota — 0.4%
Minnesota Higher Education Facilities
Authority, RB, University of St.
Thomas, Series 5-Y, 5.00%,
10/01/24 1,250 1,265,150
Mississippi — 1.0%
County of Warren Mississippi, RB,
Series A, AMT, 5.85%, 11/01/27 3,000 2,852,280
Missouri — 3.7%
Missouri Development Finance Board,
RB, Branson Landing Project,
Series A, 5.50%, 12/01/24	5,000	5,067,850

2 BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2011

BlackRock Municipal 2020 Term Trust (BKK)
Schedule of Investments (continued)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Missouri (concluded)
Missouri State Health & Educational
Facilities Authority, Refunding RB, BJC
Health System, Series A, 5.00%,
5/15/20	$ 5,500	$ 5,666,375
10,734,225
Multi-State — 7.6%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	1,000	1,049,370
6.00%, 5/15/15	2,500	2,595,950
6.00%, 5/15/15	4,000	4,184,640
6.30%, 5/15/19	2,500	2,606,575
MuniMae TE Bond Subsidiary
LLC (f)(g)(h):
5.40%	5,000	3,349,850
5.80%	5,000	3,349,850
Series D, 5.90%	2,000	1,099,940
San Manuel Entertainment Authority,
Series 04-C, 4.50%, 12/01/16 (f)	4,000	3,568,320
21,804,495
Nevada — 2.1%
City of Henderson Nevada, Special
Assessment Bonds, District No. T-18,
5.15%, 9/01/21	1,760	960,502
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/20	5,000	5,083,200
6,043,702
New Hampshire — 4.8%
New Hampshire Business Finance
Authority, Refunding RB, Public
Service Co. of New Hampshire Project,
Series B, AMT (NPFGC), 4.75%,
5/01/21	10,000	9,348,200
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Elliot Hospital, Series B, 5.60%,
10/01/22	4,500	4,495,545
13,843,745
New Jersey — 12.2%
Middlesex County Improvement
Authority, RB, Street Student Housing
Project, Series A, 5.00%, 8/15/23	1,000	988,060
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	10,000	9,190,100
Continental Airlines Inc. Project,
AMT, 7.00%, 11/15/30 (i)	5,000	4,894,600
Continental Airlines Inc. Project,
AMT, 9.00%, 6/01/33 (i)	1,500	1,563,615
Kapkowski Road Landfill Project,
Series 1998B, AMT, 6.50%,
4/01/31	7,500	7,090,950
New Jersey EDA, Refunding RB, First
Mortgage, Winchester, Series A,
4.80%, 11/01/13	765	784,416
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
6.25%, 12/01/18	2,500	2,742,900

	Par
Municipal Bonds (000) Value
New Jersey (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
AtlantiCare Regional Medical
Center, 5.00%, 7/01/20	$ 2,110	$ 2,168,152
Capital Health System Obligation
Group, Series A, 5.75%,
7/01/13 (c)	4,000	4,417,040
Newark Housing Authority, RB, South
Ward Police Facility (AGC), 5.00%,
12/01/21	1,250	1,282,862
35,122,695
New York — 9.1%
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT (i):
7.63%, 8/01/25	5,635	5,832,112
7.75%, 8/01/31	5,000	5,203,050
New York State Energy Research &
Development Authority, Refunding RB,
Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%, 2/01/24	8,500	8,186,010
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal,
5.00%, 12/01/20	1,525	1,473,623
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series B-1C, 5.50%, 6/01/20	5,000	5,372,550
26,067,345
North Carolina — 2.4%
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/21	1,550	1,581,403
North Carolina Municipal Power Agency
No. 1, Refunding RB, Series B,
5.00%, 1/01/20	5,000	5,442,150
7,023,553
Ohio — 6.9%
American Municipal Power-Ohio Inc., RB,
Prairie State Energy Campus Project,
Series A, 5.25%, 2/15/23	5,000	5,143,450
County of Cuyahoga Ohio, Refunding RB,
Series A:
6.00%, 1/01/19	3,000	3,235,890
6.00%, 1/01/20	10,000	10,786,300
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.00%, 12/01/22	916	769,971
19,935,611
Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (i) 3,350 3,389,095
Pennsylvania — 6.0%
Lancaster County Hospital Authority, RB,
General Hospital Project, 5.75%,
9/15/13 (c)	7,500	8,373,450
Montgomery County IDA Pennsylvania,
MRB, Whitemarsh Continuing Care,
6.00%, 2/01/21	1,275	1,167,250

BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2011 3

BlackRock Municipal 2020 Term Trust (BKK)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Pennsylvania (concluded)
Pennsylvania Higher Educational
Facilities Authority, RB, LaSalle
University, 5.50%, 5/01/26	$ 6,680	$ 6,652,077
Pennsylvania Turnpike Commission, RB,
Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,041,070
17,233,847
Puerto Rico — 4.6%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series B,
5.25%, 7/01/17	3,300	3,362,073
Puerto Rico Electric Power Authority, RB,
Series NN, 5.13%, 7/01/13 (c)	9,000	9,934,290
13,296,363
South Carolina — 0.7%
South Carolina State Ports Authority, RB,
5.00%, 7/01/20 2,000 2,090,060
Texas — 9.9%
Central Texas Regional Mobility
Authority, RB, Senior Lien:
5.75%, 1/01/19	800	834,544
5.75%, 1/01/20	1,140	1,167,884
City of Dallas Texas, Refunding RB
(AGC), 5.00%, 8/15/21	2,500	2,544,100
North Texas Tollway Authority, RB,
Series C:
5.25%, 1/01/20	1,000	1,052,170
5.38%, 1/01/21	5,000	5,240,950
Port Corpus Christi Industrial
Development Corp. Texas, Refunding
RB, Valero, Series C, 5.40%, 4/01/18	3,255	3,074,543
Texas State Turnpike Authority, RB, CAB,
First Tier, Series A (AMBAC) (b):
5.39%, 8/15/21	7,990	4,284,318
5.54%, 8/15/24	8,450	3,499,230
Weatherford ISD, GO, Refunding, CAB
(PSF-GTD) (b)(c):
5.75%, 2/15/11	4,040	2,029,171
5.75%, 2/15/11	2,905	1,459,094
5.77%, 2/15/11	2,905	1,377,754
5.78%, 2/15/11	4,040	1,916,051
28,479,809
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/17 1,000 1,035,450
Virginia — 8.1%
Celebrate North Community
Development Authority, Special
Assessment Bonds, Celebrate Virginia
North Project, Series B,
6.60%, 3/01/25	4,888	3,644,542
Charles City County EDA, RB, Waste
Management Inc. Project, Mandatory
Put Bonds, AMT, 5.13%, 8/01/27 (i)	10,000	10,396,300
Mecklenburg County IDA Virginia,
Refunding RB, Exempt Facility, UAE LP
Project, AMT, 6.50%, 10/15/17	7,500	7,399,200

	Par
Municipal Bonds (000) Value
Virginia (concluded)
Russell County IDA, Refunding RB,
Appalachian Power, Series K,
4.63%, 11/01/21	$ 2,000	$ 1,952,680
23,392,722
Wisconsin — 3.1%
State of Wisconsin, Refunding RB,
Series A, 5.25%, 5/01/20	1,000	1,107,550
Wisconsin Health & Educational
Facilities Authority, Refunding RB:
Froedtert & Community Health Inc.,
5.00%, 4/01/20	1,515	1,581,993
Wheaton Franciscan Services,
Series A, 5.50%, 8/15/17	2,880	2,912,774
Wheaton Franciscan Services,
Series A, 5.50%, 8/15/18	3,190	3,210,896
8,813,213
Total Municipal Bonds – 156.7%		450,101,673
Municipal Bonds Transferred to Tender
Option Bond Trusts (j)
Illinois — 1.8%
City of Chicago Illinois, Refunding RB,
Second Lien (AGM), 5.00%, 11/01/20 5,000 5,292,800
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 1.8% 5,292,800
Total Long-Term Investments
(Cost – $467,058,519) – 158.5%		455,394,473
Short-Term Securities Shares
FFI Institutional Tax-Exempt Fund,
0.16% (k)(l) 6,754,002 6,754,002
Total Short-Term Securities
(Cost – $6,754,002) – 2.4% 6,754,002
Total Investments
(Cost – $473,812,521*) – 160.9%		462,148,475
Other Assets Less Liabilities – 1.0%		2,744,809
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.3)%		(3,753,119)
Preferred Shares, at Redemption Value – (60.6)%		(173,858,778)
Net Assets – 100.0% $287,281,387 _
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 469,638,680
Gross unrealized appreciation	$ 10,193,093
Gross unrealized depreciation		(21,433,298)
Net unrealized depreciation	$ (11,240,205)

4 BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2011

BlackRock Municipal 2020 Term Trust (BKK)
Schedule of Investments (concluded)

(a) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Depreciation
Morgan Stanley	$ 806,402	$ (155)

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(h) Security is perpetual in nature and has no stated maturity date.
(i) Variable rate security. Rate shown is as of report date.
(j) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(k) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
______________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares at		Shares at
	April 30,	Net	January 31,
Affiliate 2010 Activity 2011				Income
FFI Institutional
Tax-Exempt
Fund 1,901,695 4,852,307 6,754,002				$ 8,508

(l) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$455,394,473	—	$ 455,394,473
Short-Term
Securities	$ 6,754,002	—	—	6,754,002
Total	$ 6,754,002	$455,394,473	—	$ 462,148,475
[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2020 TERM TRUST JANUARY 31, 2011 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2011